Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2015 Fund
December 31, 2023
AFF15-NPRT3-0224
1.811321.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.38% 1/25/24 to 3/14/24 (b) (Cost $906,141)	910,000	906,296

Domestic Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	826,822	12,832,274
Fidelity Advisor Series Growth Opportunities Fund (c)	704,384	9,037,246
Fidelity Advisor Series Small Cap Fund (c)	385,013	4,674,063
Fidelity Series All-Sector Equity Fund (c)	395,249	4,256,830
Fidelity Series Commodity Strategy Fund (c)	35,503	3,288,658
Fidelity Series Large Cap Stock Fund (c)	880,808	17,210,987
Fidelity Series Large Cap Value Index Fund (c)	115,109	1,694,400
Fidelity Series Opportunistic Insights Fund (c)	540,043	10,185,215
Fidelity Series Small Cap Core Fund (c)	3,019	33,964
Fidelity Series Small Cap Opportunities Fund (c)	411,439	5,718,999
Fidelity Series Stock Selector Large Cap Value Fund (c)	765,303	9,994,853
Fidelity Series Value Discovery Fund (c)	689,255	10,256,113
TOTAL DOMESTIC EQUITY FUNDS (Cost $61,199,205)		89,183,602

International Equity Funds - 20.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	408,583	6,002,089
Fidelity Series Emerging Markets Fund (c)	934,906	7,909,309
Fidelity Series Emerging Markets Opportunities Fund (c)	1,816,884	31,486,607
Fidelity Series International Growth Fund (c)	978,800	16,766,841
Fidelity Series International Small Cap Fund (c)	452,113	7,667,837
Fidelity Series International Value Fund (c)	1,438,109	16,782,730
Fidelity Series Overseas Fund (c)	1,291,850	16,755,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $74,689,385)		103,370,705

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,801,231	45,467,657
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	3,431,892	26,288,292
Fidelity Series Emerging Markets Debt Fund (c)	343,213	2,659,902
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	93,313	874,344
Fidelity Series Floating Rate High Income Fund (c)	46,762	422,258
Fidelity Series High Income Fund (c)	318,562	2,679,108
Fidelity Series International Credit Fund (c)	82,879	661,375
Fidelity Series International Developed Markets Bond Index Fund (c)	2,251,236	19,675,802
Fidelity Series Investment Grade Bond Fund (c)	16,207,248	163,693,203
Fidelity Series Long-Term Treasury Bond Index Fund (c)	3,614,873	21,183,157
Fidelity Series Real Estate Income Fund (c)	50,153	475,955
TOTAL BOND FUNDS (Cost $310,499,692)		284,081,053

Short-Term Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	1,504,070	1,504,371
Fidelity Series Government Money Market Fund 5.43% (c)(e)	26,949,781	26,949,781
Fidelity Series Short-Term Credit Fund (c)	374,770	3,691,480
TOTAL SHORT-TERM FUNDS (Cost $32,171,387)		32,145,632

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $479,465,810)	509,687,288
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76,871)
NET ASSETS - 100.0%	509,610,417

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	102	Mar 2024	11,514,844	372,840	372,840
CBOT 5-Year U.S. Treasury Note Contracts (United States)	162	Mar 2024	17,621,297	389,434	389,434
CBOT Long Term U.S. Treasury Bond Contracts (United States)	20	Mar 2024	2,498,750	181,548	181,548

TOTAL PURCHASED					943,822

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	17	Mar 2024	4,097,000	(136,022)	(136,022)
ICE MSCI EAFE Index Contracts (United States)	3	Mar 2024	337,860	(4,328)	(4,328)
ICE MSCI Emerging Markets Index Contracts (United States)	89	Mar 2024	4,599,965	(203,763)	(203,763)

TOTAL SOLD					(344,113)

TOTAL FUTURES CONTRACTS					599,709
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $906,296.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,009,022	9,362,649	8,867,300	38,476	-	-	1,504,371	0.0%
Total	1,009,022	9,362,649	8,867,300	38,476	-	-	1,504,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	13,718,007	1,939,727	5,036,380	696,599	952,392	1,258,528	12,832,274
Fidelity Advisor Series Growth Opportunities Fund	9,700,857	1,019,243	4,039,974	30,722	243,475	2,113,645	9,037,246
Fidelity Advisor Series Small Cap Fund	5,467,870	506,297	1,764,431	187,618	164,768	299,559	4,674,063
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,455,669	8,432,050	8,321,319	1,097,259	(277,665)	178,922	45,467,657
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	31,400,433	1,343,831	4,883,711	856,732	(1,190,236)	(382,025)	26,288,292
Fidelity Series All-Sector Equity Fund	4,959,151	227,686	1,559,574	202,843	187,719	441,848	4,256,830
Fidelity Series Canada Fund	7,519,002	485,800	2,462,447	200,889	572,157	(112,423)	6,002,089
Fidelity Series Commodity Strategy Fund	3,846,609	551,572	887,445	155,439	(825,160)	603,082	3,288,658
Fidelity Series Emerging Markets Debt Fund	2,863,781	162,742	502,411	132,018	(111,522)	247,312	2,659,902
Fidelity Series Emerging Markets Debt Local Currency Fund	967,722	54,055	172,817	43,208	(16,653)	42,037	874,344
Fidelity Series Emerging Markets Fund	5,719,910	2,222,786	311,929	190,731	(24,907)	303,449	7,909,309
Fidelity Series Emerging Markets Opportunities Fund	38,695,019	947,886	10,035,770	884,151	1,124,192	755,280	31,486,607
Fidelity Series Floating Rate High Income Fund	464,117	35,965	85,889	33,082	(4,649)	12,714	422,258
Fidelity Series Government Money Market Fund 5.43%	25,690,921	6,731,368	5,472,508	1,020,502	-	-	26,949,781
Fidelity Series High Income Fund	2,920,185	151,365	463,798	135,802	(24,712)	96,068	2,679,108
Fidelity Series International Credit Fund	620,850	23,718	-	23,718	-	16,807	661,375
Fidelity Series International Developed Markets Bond Index Fund	21,759,523	1,155,150	3,297,536	783,138	(422,769)	481,434	19,675,802
Fidelity Series International Growth Fund	19,867,400	943,041	5,415,657	218,311	1,904,119	(532,062)	16,766,841
Fidelity Series International Small Cap Fund	5,470,913	3,065,422	1,609,530	266,913	382,044	358,988	7,667,837
Fidelity Series International Value Fund	19,768,611	908,309	5,594,118	543,528	1,142,766	557,162	16,782,730
Fidelity Series Investment Grade Bond Fund	177,227,173	13,837,319	26,970,558	5,223,198	(2,266,474)	1,865,743	163,693,203
Fidelity Series Large Cap Stock Fund	19,904,752	1,053,204	5,694,694	947,757	1,963,001	(15,276)	17,210,987
Fidelity Series Large Cap Value Index Fund	2,075,681	149,624	641,637	69,436	149,376	(38,644)	1,694,400
Fidelity Series Long-Term Treasury Bond Index Fund	23,802,303	3,017,596	4,276,128	533,929	(952,280)	(408,334)	21,183,157
Fidelity Series Opportunistic Insights Fund	11,829,773	165,094	3,920,559	105,845	1,310,475	800,432	10,185,215
Fidelity Series Overseas Fund	19,848,535	847,195	5,270,129	277,693	820,560	509,131	16,755,292
Fidelity Series Real Estate Income Fund	1,003,375	41,490	572,910	36,825	(25,695)	29,695	475,955
Fidelity Series Short-Term Credit Fund	4,482,461	122,941	990,519	89,845	(22,758)	99,355	3,691,480
Fidelity Series Small Cap Core Fund	-	41,732	13,295	652	1,149	4,378	33,964
Fidelity Series Small Cap Opportunities Fund	6,693,381	396,914	2,189,091	62,346	824,689	(6,894)	5,718,999
Fidelity Series Stock Selector Large Cap Value Fund	12,512,016	619,709	4,075,096	466,068	475,687	462,537	9,994,853
Fidelity Series Value Discovery Fund	12,783,295	783,520	3,735,085	481,811	758,324	(333,941)	10,256,113
	559,039,295	51,984,351	120,266,945	15,998,608	6,811,413	9,708,507	507,276,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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